Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table summarizes income and expense from transactions with related parties for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Income	Expense	Income	Expense
ING V(1)	$0.9	$5.6	$0.9	$6.3
ING Group	5.2	9.6	12.6	(4.8)
ING Bank(1)	(1.4)	28.8	13.6	58.8
Other	8.0	7.5	6.3	2.8

Total	$12.7	$51.5	$33.4	$63.1

(1)	See “Derivatives” section below.

Assets and liabilities from transactions with related parties as of the dates indicated are shown in the following table:

	June 30, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.4	$150.1	$0.3	$501.9
ING Group	8.9	0.9	3.4	0.1
ING Bank	10.2	5.1	33.6	33.6
Other	4.6	2.0	2.2	1.1

Total	$24.1	$158.1	$39.5	$536.7

The following tables summarize income and expense from transactions with related parties for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.8	$13.5	$11.1	$38.9	$(36.6)	$115.2
ING Group	13.9	8.2	—	78.1	—	78.3
ING Bank	35.5	104.6	367.9	67.1	(106.5)	91.0
Other	10.5	7.9	18.4	20.7	17.6	13.3

Total	$61.7	$134.2	$397.4	$204.8	$(125.5)	$297.8

Assets and liabilities from transactions with related parties as of December 31, 2012 and 2011 are shown in the following table:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
ING V	$0.3	$501.9	$0.4	$502.1
ING Group	3.4	0.1	0.4	—
ING Bank	33.6	33.6	13.7	14.7
Other	2.2	1.1	9.7	1.1

Total	$39.5	$536.7	$24.2	$517.9